SUPPLEMENT TO THE
FIDELITY FUND
AUGUST 24, 1999
PROSPECTUS

The following information replaces similar information found in the "Fund Management" section on page 21.

(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far East) serves as a sub-adviser for the fund. FMR Far East was organized in 1986 to provide investment research and advice to FMR. Currently, FMR Far East provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.

The following information supplements similar information found in the "Fund Management" section on page 21.

(small solid bullet) Fidelity Investments Japan Ltd. (FIJ), in Tokyo, Japan, serves as a sub-adviser for the fund. As of September 28, 1999, FIJ had approximately $16.3 billion in discretionary assets under management. Currently, FIJ provides investment research and advice on issuers based outside the United States for the fund.

Effective June 2000, the following information replaces similar information found in the "Fund Management" section on page 21.

Nick Thakore is manager of Fidelity Fund, which he has managed since June 2000. Since joining Fidelity in 1993, Mr. Thakore has worked as an analyst and manager.

The following information replaces similar information found in the "Fund Management" section on page 22.

FMR pays FMR U.K. and FMR Far East for providing sub-advisory services. FMR Far East pays FIJ for providing sub-advisory services.

SUPPLEMENT TO THE FIDELITY FUND
AUGUST 24, 1999 PROSPECTUS

The following information replaces similar information found in the "Fund Management" section on page 15.

(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far East) serves as a sub-adviser for the fund. FMR Far East was organized in 1986 to provide investment research and advice to FMR. Currently, FMR Far East provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.

The following information supplements similar information found in the "Fund Management" section on page 15.

(small solid bullet) Fidelity Investments Japan Ltd. (FIJ), in Tokyo, Japan, serves as a sub-adviser for the fund. As of September 28, 1999, FIJ had approximately $16.3 billion in discretionary assets under management. Currently, FIJ provides investment research and advice on issuers based outside the United States for the fund.

Effective June 2000, the following information replaces similar information found in the "Fund Management" section on page 15.

N   ick Thakore is manager of Fidelity Fund, which he has managed since June 2000. Since joining Fidelity in 1993, Mr. Thakore has
worked as an analy    st and manager.

The following information replaces similar information found in the "Fund Management" section on page 15.

FMR pays FMR U.K. and FMR Far East for providing sub-advisory services. FMR Far East pays FIJ for providing sub-advisory services.